TRADE PAYABLES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE PAYABLES AND OTHER LIABILITIES
Schedule of trade payables and other liabilities

	As at	As at
	December 31,	December 31,
	2025	2024
Trade payables	9,148	3,236
Accrued liabilities	16,300	16,666
Other payables	72	44
Trade payables and other liabilities	25,520	19,946